Intangible Assets and Goodwill - Summary of Intangible Assets and Goodwill (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Additions of capital work in progress	$ 6,052	$ 7,506
Transfer from capital work in progress	$ (5,493)	(8,028)
Amortization And Impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Intangible assets written off		$ 2,874